SHARE CAPITAL (Details) € / shares in Units, € in Millions, RUB in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€) item € / shares shares	Dec. 31, 2014 EUR (€) $ / shares € / shares shares	Dec. 31, 2013 RUB $ / shares shares	Dec. 31, 2015 RUB item shares	Dec. 31, 2014 RUB shares	Jul. 31, 2014 shares	Mar. 31, 2013 shares	Sep. 21, 2009 € / shares
SHARE CAPITAL
Number of authorized classes of ordinary shares | item	3
Share capital
Authorized (in shares)	2,122,591,048	2,143,740,824		2,122,591,048	2,143,740,824
Issued and fully paid (in shares)	342,056,754	338,940,817		342,056,754	338,940,817
Common stock value (in EUR or RUB)	€ 8.7	€ 9.7		RUB 366	RUB 230
Number of additional shares authorized for repurchase						3,000,000
Number of Shares Repurchased	0
Class A
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.01	€ 0.01
Number of votes per ordinary share | item	1			1
Share capital
Shares authorized	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares issued	282,161,148	267,970,405		282,161,148	267,970,405
Common stock value (in EUR or RUB)	€ 2.8	€ 2.7		RUB 122	RUB 112
Number of shares authorized for repurchase on the open market							12,000,000
Number of additional shares authorized for repurchase			3,000,000
Number of Shares Repurchased		7,446,319	8,599,377
Average price of shares repurchased (in dollars per share) | $ / shares		€ 31.49	$ 30.70
Aggregate amount of shares authorized for repurchase | RUB			$ 8,518		RUB 8,423
Number of shares used to satisfy company's obligation under Share-Based Awards		1,334,481	2,333,132
Class B
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.10	€ 0.10
Number of votes per ordinary share | item	10			10
Share capital
Shares authorized	61,295,523	71,870,411		61,295,523	71,870,411
Ordinary shares issued	47,895,605	62,051,348		47,895,605	62,051,348
Common stock value (in EUR or RUB)	€ 4.8	€ 6.2		RUB 170	RUB 71
Class C
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.09	€ 0.09
Share capital
Shares authorized	61,295,523	71,870,411		61,295,523	71,870,411
Ordinary shares issued	12,000,000	8,919,063		12,000,000	8,919,063
Common stock value (in EUR or RUB)	€ 1.1	€ 0.8		RUB 74	RUB 47
Class C | Yandex Conversion Foundation
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.09
Number of votes per ordinary share | item	9			9
Maximum dividend rate (in euros per share) | € / shares	€ 0.01
Priority share
SHARE CAPITAL
Par value (in euros per share) | € / shares	€ 1	€ 1
Share capital
Preferred shares authorized	1	1		1	1
Preferred shares issued	1	1		1	1
Priority share | Sberbank
SHARE CAPITAL
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)	25.00%
Par value (in euros per share) | € / shares								€ 1
Preference shares
SHARE CAPITAL
Par value (in euros per share) | € / shares	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon	5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights	5 years
Preference shares dividend variable rate basis	12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)	2.00%
Share capital
Preferred shares authorized	1,000,000,001	1,000,000,001		1,000,000,001	1,000,000,001
Preferred shares issued	0	0		0	0